Other liabilities	12 Months Ended
Dec. 31, 2019
Other liabilities
Other liabilities

20 Other liabilities

	2019	2018
	£m	£m
Retirement benefit liabilities (Note 5)	119	165
Deferred tax (Note 7)	266	454
Notes in circulation	2,109	2,152
Current tax	132	100
Accruals	1,125	1,047
Deferred income	362	451
Lease liabilities (Note 22) (3)	1,823	—
Other liabilities	1,034	1,581
Provisions for liabilities and charges	2,677	3,004
	9,647	8,954

	Payment	Other	Litigation
	protection	customer	and other
	insurance(1)	redress	regulatory	Other(2)	Total
Provisions for liabilities and charges	£m	£m	£m	£m	£m
At 1 January 2019	695	536	783	990	3,004
Implementation of IFRS 16 on 1 January 2019 (3)	—	—	—	(170)	(170)
ECL impairment charge	—	—	—	29	29
Transfer (to)/from accruals and other liabilities	—	(3)	—	15	12
Currency translation and other movements	—	(15)	(6)	(19)	(40)
Transfer	—	35	(35)	—	—
Charge to income statement	900	141	88	434	1,563
Releases to income statement	—	(48)	(111)	(161)	(320)
Provisions utilised	(439)	(332)	(293)	(337)	(1,401)
At 31 December 2019	1,156	314	426	781	2,677

Notes:

(1)	The balance at 31 December 2019 includes provisions held in relation to offers made in 2018 and earlier years of £97 million.
(2)	Materially comprises provisions relating to property closures and restructuring costs.
(3)	Refer to Note 22 for further information on the impact of IFRS 16 implementation.

There are uncertainties as to the eventual cost of redress in relation to certain of the provisions contained in the table above. Assumptions relating to these are inherently uncertain and the ultimate financial impact may be different from the amount provided.

Payment protection insurance

An additional provision of £0.9 billion was taken during 2019, reflecting greater than predicted complaints volumes in the lead up to the 29 August 2019 deadline for making new PPI complaints. RBS Group has made provisions totalling £6.2 billion to date for PPI claims, of which £5.0 billion had been utilised by 31 December 2019.

The table below shows the sensitivity of the provision to reasonable changes in the principle assumptions in relation to claims which are still being processed,all other assumptions remaining the same. RBS Group has received 4.9 million claims at the 29 August 2019 deadline.

			Sensitivity
				Consequential
	Claims			change in
	processed as at	Claims still	Change in	provision
Assumption	31 December 2019	to process	assumption	£m
Average redress (1)	£1,631	£1,552	+/- £150	+/- 74
No PPI % (2)	28%	60%	+/- 3%	+/- 13
Uphold rate (3)	85%	94%	+/- 2%	+/- 16

Notes:

(1)	Average redress for PPI (mis-sale) and Plevin (commission ) pay-outs.
(2)	No PPI % relates to those cases where no PPI policy exists.
(3)

Average uphold rate per customer initiated claims received directly by RBS Group, including those received via claims management companies, to end of timebar for both PPI (mis-sale) and Plevin (commission), excluding those for which no PPI policy exists.

Background information for all material provisions is given in Note 26.

Critical accounting policy:  Provisions for liabilities

Judgment is involved in determining whether an obligation exists, and in estimating the probability, timing and amount of any outflows. Where RBS Group can look to another party such as an insurer to pay some or all of the expenditure required to settle a provision, any reimbursement is recognised when, and only when, it is virtually certain that it will be received.

Estimates - Provisions are liabilities of uncertain timing or amount, and are recognised when there is a present obligation as a result of a past event, the outflow of economic benefit is probable and the outflow can be estimated reliably. Any difference between the final outcome and the amounts provided will affect the reported results in the period when the matter is resolved.